FEDERAL HOME LOAN BANK ADVANCES (Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Federal Home Loan Bank advances: long-term	$ 12,500	$ 12,500
Convertible Debt [Member]
Debt Instrument [Line Items]
Maturity range, minimum	Jun. 22, 2016
Maturity range, maximum	Jul. 27, 2017
Weighted-average interest rate	4.44%
Stated interest rate range, minimum	4.26%
Stated interest rate range, maximum	5.16%
Federal Home Loan Bank advances: long-term	$ 12,500	12,500
Adjustable Debt [Member]
Debt Instrument [Line Items]
Maturity range, minimum	May 06, 2016
Maturity range, maximum	Sep. 01, 2017
Weighted-average interest rate	0.28%
Stated interest rate range, minimum	0.29%
Stated interest rate range, maximum	0.35%
Federal Home Loan Bank advances: long-term	$ 105,305	99,196
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	0.74%
Federal Home Loan Bank advances: long-term	$ 117,805	$ 111,696